Joint Venture - Summary of Changes in Investments in Joint Ventures Initial Contribution (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
Contribution to Joint Venture by LAC	$ 10,747	$ 238
Minera Exar
Disclosure Of Joint Ventures [Line Items]
Investment in Joint Venture. Balance	19,637	$ 13,136	$ 13,136
Share of loss of Joint Venture	(271)		(4,850)
Translation adjustment			(2,127)
Contribution to Joint Venture by LAC	11,074		13,717
Elimination of unrealized interest on loans to Joint Venture	(629)		(239)
Investment in Joint Venture. Balance	$ 29,811		$ 19,637